[K&L Gates LLP letterhead]

December 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Intermediate Duration Municipal Term Fund (333-184034, 811-22752)

Ladies and Gentlemen:

On behalf of the Nuveen Intermediate Duration Municipal Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any questions or comments concerning these materials.

Very truly yours,

/s/  David P. Glatz

David P. Glatz

Enclosures

Copies to	K. Brown (w/encl.)
K. McCarthy (w/encl.)
M. Winget (w/encl.)
D. Wohl (w/encl.)